Other Non-financial Liabilities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 37,909,826,374	$ 34,807,330,995
Rewards System
Disclosure of other non-financial liabilities [line items]
Liabilities		3,885,210
Quiero
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 424,967	$ 723,900